Significant related party transactions	6 Months Ended
Jun. 30, 2026
Significant Related Party Transactions
Significant related party transactions
19.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the unaudited interim condensed consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period, which are at arm’s length:

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Sales to a shareholder	2,850	3,000

The related parties refer to entities with common shareholders.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)

19.	Significant related party transactions (continued)

Compensation of key management personnel

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Salaries, bonuses, and allowances	158,420	132,000
Employer’s contribution to Central Provident Fund	20,975	15,096

	179,395	147,096